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                                                  [LINCOLN FINANCIAL GROUP LOGO]

                                                                    LINCOLN LIFE

                                                                  LAW DEPARTMENT
                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                               ONE GRANITE PLACE
                                                    CONCORD, NEW HAMPSHIRE 03301

                                                           FREDERICK C. TEDESCHI
                                                             VICE PRESEIDENT AND
                                                       ASSOCIATE GENERAL COUNSEL
                                                             Phone: 603-226-5105
                                                               Fax: 603-226-5448
                                                      frederick.tedeschi@lfg.com

VIA EDGARLINK

September 27, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

   Re: Pre-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-145090) and Amendment No. 86 to Registration Statement under the Investment Company Act of 1940 (File No. 811-08557) Lincoln Life Flexible Premium Variable Life Account M

Dear Commissioners:

On behalf of The Lincoln National Life Insurance Company (the "Company") and Lincoln Life Flexible Premium Variable Life Account M (the "Account") transmitted for filing is Pre-Effective Amendment No. 1 (the "Pre-Effective Amendment") to Registration Statement on Form N-6 (Registration No. 333-145090) of the Account under the Securities Act of 1933 Act and Amendment No. 86 under the Investment Company Act of 1940 (File No. 811-08557) (the "Registration Statement").

Included with the filing are the Consent of Independent Registered Public Accounting Firm and the request on behalf of the Separate Account and the Principal Underwriter to acceleration of the effectiveness of the Registration Statement to September 27, 2007 or as soon prior to or thereafter as practicable.

Thank you for your assistance with this filing. Please contact me at (603) 226-5105 with any questions.

Sincerely,

/s/ Frederick C. Tedeschi
Frederick C. Tedeschi